Non-financial Assets and Liabilities - Schedule of Deferred Consideration (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Opening balance	$ 10,000
Milestone consideration recognized during the period	2,500	$ 20,000
Amount recognized as revenue during the period	(10,000)	(10,000)
Balance as of the end of the period	$ 2,500	$ 10,000